Investors In Millburn Multi-Markets Trading L.P. (Details) - Millburn Multi-Markets Trading L.P. [Member] - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
General Partner's allocation - profit share		$ 899,875	$ 622,309
U S Feeder [Member]
General Partner's allocation - profit share		43,071	(0)
Cayman Feeder [Member]
General Partner's allocation - profit share		724,803	505,336
Financial Asset Portfolio Other [Member]
General Partner's allocation - profit share	[1]	$ 132,001	$ 116,973

[1]	Direct investors in the Partnership